Pensions and Other Post-employment Benefits - Summary of Balance Sheet Presentation of Group Defined Benefit Pension Schemes and Other Post-retirement Benefits (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Post-retirement benefits/Pension schemes in deficit and surplus	£ 127	£ 760
Benefit plans	(3,457)	(3,125)	£ (3,539)
Other Noncurrent Assets [member] | Pension schemes [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Post-retirement benefits/Pension schemes in deficit and surplus	127	760	538
Assets classified as held for sale [member] | Post-retirement benefits [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Post-retirement benefits/Pension schemes in deficit and surplus	(9)	(9)
Pensions and other post-employment benefits [member] | Pension schemes [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Post-retirement benefits/Pension schemes in deficit and surplus	(2,048)	(1,755)	(2,043)
Pensions and other post-employment benefits [member] | Post-retirement benefits [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Post-retirement benefits/Pension schemes in deficit and surplus	£ (1,409)	£ (1,370)	£ (1,496)